Related Parties - Summary of Key Management Personnel Compensation (Details) - CAD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Transactions Between Related Parties [Abstract]
Short-term benefits	$ 9,628,918	$ 5,680,693
Share-based compensation costs	12,352,218	15,787,235
Severance	536,398	272,788
Long-term incentive	1,108,350	1,150,298
Total compensation of key management personnel	$ 23,625,885	$ 22,891,014